Voyage and Vessel operating expenses - Vessel operating expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Vessel operating expenses
Crew wages and related costs	$ 63,074	$ 62,920	$ 65,402
Insurances	6,314	6,124	8,026
Maintenance, repairs, spares and stores	18,589	17,194	18,577
Lubricants	7,016	6,372	8,187
Tonnage taxes	2,565	2,438	3,717
Upgrading expenses	1,925	1,784	6,205
Miscellaneous	1,945	1,998	2,682
Total vessel operating expenses	$ 101,428	$ 98,830	$ 112,796